Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Trading assets
Disclosure of financial assets [line items]
Financial assets	287,995	235,125
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	224,278	172,109
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	17,532	14,451
Debt securities
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	107,486	94,054
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	99,260	63,604
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	90,393	88,126
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	26,057	24,769
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	962,964	861,504
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 37,660	$ 38,247